EQUITY - Ownership of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Shares subscribed and paid up	1,673,397,190	1,719,658,728	1,719,658,728
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Total capital	R$ 19,249,181	R$ 19,249,181
Common shares
EQUITY
Shares subscribed and paid up	571,929,945	573,627,483	573,627,483
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Preferred shares
EQUITY
Shares subscribed and paid up	1,101,467,245	1,146,031,245	1,146,031,245
Ownership of shares, as a percentage of total issued shares	100.00%	100.00%	100.00%
Treasury Stocks
EQUITY
Shares subscribed and paid up	9,836,850	13,911,882	18,497,296
Ownership of shares, as a percentage of total issued shares	0.70%	0.80%	1.10%
Treasury Stocks | Common shares
EQUITY
Shares subscribed and paid up		1,697,538	1,697,538
Ownership of shares, as a percentage of total issued shares	0.00%	0.20%	0.30%
Treasury Stocks | Preferred shares
EQUITY
Shares subscribed and paid up	9,836,850	12,214,344	16,799,758
Ownership of shares, as a percentage of total issued shares	0.80%	1.10%	1.50%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	557,898,901	557,898,901	560,046,701
Ownership of shares, as a percentage of total issued shares	33.30%	32.40%	32.60%
Metalurgica Gerdau S.A. | Common shares
EQUITY
Shares subscribed and paid up	557,898,901	557,898,901	557,898,901
Ownership of shares, as a percentage of total issued shares	97.50%	97.30%	97.30%
Metalurgica Gerdau S.A. | Preferred shares
EQUITY
Shares subscribed and paid up			2,147,800
Ownership of shares, as a percentage of total issued shares	0.00%		0.20%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	161,312,577	236,785,217	230,660,486
Ownership of shares, as a percentage of total issued shares	9.60%	13.80%	13.40%
Brazilian institutional investors | Common shares
EQUITY
Shares subscribed and paid up	4,292,172	4,363,438	3,397,955
Ownership of shares, as a percentage of total issued shares	0.80%	0.80%	0.60%
Brazilian institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	157,020,405	232,421,779	227,262,531
Ownership of shares, as a percentage of total issued shares	14.30%	20.30%	19.80%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	522,514,717	492,705,610	495,218,544
Ownership of shares, as a percentage of total issued shares	31.20%	28.70%	28.80%
Foreign institutional investors | Common shares
EQUITY
Shares subscribed and paid up	1,529,109	1,895,038	3,142,148
Ownership of shares, as a percentage of total issued shares	0.30%	0.30%	0.50%
Foreign institutional investors | Preferred shares
EQUITY
Shares subscribed and paid up	520,985,608	490,810,572	492,076,396
Ownership of shares, as a percentage of total issued shares	47.30%	42.80%	42.90%
Other shareholders
EQUITY
Shares subscribed and paid up	421,834,145	418,357,118	415,235,701
Ownership of shares, as a percentage of total issued shares	25.20%	24.30%	24.10%
Other shareholders | Common shares
EQUITY
Shares subscribed and paid up	8,209,763	7,772,568	7,490,941
Ownership of shares, as a percentage of total issued shares	1.40%	1.40%	1.30%
Other shareholders | Preferred shares
EQUITY
Shares subscribed and paid up	413,624,382	410,584,550	407,744,760
Ownership of shares, as a percentage of total issued shares	37.60%	35.80%	35.60%